UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

                                       5270 Highland Drive

                                             Bellevue, WA

                                                              98006

                                                      (Address of principal executive offices)

                                                                (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

5270 Highland Drive

Bellevue, WA 98006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (425) 957-9426

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

	Schedule of Investments
	December 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
16,500	Bodisen Biotech Inc. *	$ 231,000	1.80%

Air Transportation, Scheduled
20,000	Hawaiian Holdings Inc. *	79,800	0.62%

Biological Products, (No Diagnostic Substances)
180,000	LPBP, Inc. *	-
110,000	Nutrition 21 Inc. *	70,400
2,000	Serono SA **	39,720
		110,120	0.86%

Chemicals & Allied Products
11,000	Pioneer Companies Inc. *	329,670	2.56%

Communications Services
15,000	WPCS International Inc. *	163,350	1.27%

Computer Communications Equipment
5,700	Silicom Ltd. * **	49,248	0.38%

Computer Peripheral Equipment
5,000	Symbol Technologies, Inc.	64,100	0.50%

Crude Petroleum & Natural Gas
5,000	Energy Partners Ltd. *	108,950
5,000	Interoil Corp. * **	134,000
		242,950	1.89%

Deep Sea Foreign Transportation of Freight
2,000	DryShips Inc. **	24,440	0.19%

Electrical Industrial Apparatus
20,000	GrafTech International Ltd. *	124,400	0.97%

Electromedical & Electrotherapeutic Apparatus
15,000	BSD Medical Corp. *	76,500
60,200	Zevex International Inc. *	728,420
		804,920	6.26%

Electronic Components & Accessories
37,000	China Energy Savings Technology Inc. * **	307,840	2.39%

Engines & Turbines
14,000	China Yuchai International Ltd.	109,620	0.85%

Industrial Inorganic Chemicals
2,000	Georgia Gulf Corp.	60,840	0.47%

Metal Mining
110,000	Northern Orion Resources Inc. * **	364,100	2.83%

Miscellaneous Chemical Product
16,000	Sulphco Inc. *	180,800	1.41%

Miscellaneous Manufacturing Industries
2,000	Brady Corp.	72,360	0.56%

Miscellaneous Products of Petroleum & Coal
1,000	Headwaters Inc. *	35,440	0.28%

Motor Vehicles & Passenger Car Bodies
10,000	Tata Motors Ltd. **	143,700	1.12%

Oil & Gas Field Exploration Services
2,000	Houston Exploration Co. *	105,600	0.82%

Petroleum Refining
1,000	Alon USA Energy Inc.	19,650	0.15%

Pharmaceutical Preparations
1,000	Adams Respiratory Therapeutics Inc. *	40,660	0.32%

Plastic Materials, Synth Resin
5,000	Chemtura Corporation	63,500
20,000	Polyone Corp. *	128,600
20,000	Wellman Inc.	135,600
		327,700	2.55%

Real Estate Investment Trusts
8,200	Friedman Billings Ramsey Group Inc.	81,180	0.63%

Retail - Furniture Stores
38,800	Jennifer Convertibles *	195,552	1.52%

Secondary Smelting & Refining
1,000	Aleris International Inc. *	32,240	0.25%

Security & Commodity Brokers, Dealers, Exchanges & Services
1,000	IntercontinentalExchange Inc. *	36,350	0.28%

Security Brokers, Dealers & Flotation Companies
5,000	Knight Capital Group Inc. *	49,450	0.38%

Semiconductors & Related Devices
9,000	Leadis Technology Inc. *	46,350
13,000	Silicon Motion Technology Corp. * **	156,000
		202,350	1.57%

Services - Business Services
13,000	China Techfaith Wireless Comm Technology Ltd.	175,500
25,000	Kongzong Corp. * **	312,500
300,000	Webzen Inc. * **	2,493,000
		2,981,000	23.17%

Services - Computer Integrated Systems Design
42,432	Sento Corp. *	303,389	2.36%

Services - Computer Processing & Data Preparation
5,000	Linktone Ltd. * **	51,900	0.40%

Services - Computer Programming
20,000	Gravity Co., Ltd. *	144,000
3,000	Patni Computer Systems Ltd. * **	69,540
5,000	RealNetworks Inc. *	38,800
		252,340	1.96%

Services - Educational Services
38,000	EVCI Career Colleges Holding Corp. *	60,800	0.47%

Services - Management Consulting
10,000	ABB Ltd. * **	97,200	0.76%

Services - Prepackaged Software
30,000	CDC Corp. *	96,000
1,000	Microsoft Corp.	26,150
		122,150	0.95%

Services - Video Tape Rental
50,010	Movie Gallery Inc.	280,556	2.18%

Special Industry Machinery
15,000	Amtech Systems Inc. *	116,550
12,000	Intevac Inc. *	158,400
		274,950	2.14%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
4,000	Mechel Open Joint Stock Company **	96,680
2,000	Mittal Steel Company **	52,660
2,000	Novamerica Steel Inc. * **	78,720
		228,060	1.77%

Surgical & Medical Instruments & Apparatus
5,000	China Medical Technologies Inc. *	158,900	1.24%

Telephone Communications
2,000	Nippon Telegraph & Telephone Corp. **	45,620
4,000	Tele Centro Oeste Celular Participacoes **	44,880
3,000	Videsh Sanchar Nigam Ltd. **	50,550
		141,050	1.10%

Telephone & Telegraph Apparatus
5,000	Ditech Communications Corp. *	41,750
41,860	Ikanos Communications *	617,016
		658,766	5.12%

Wholesale - Computer & Peripheral Equipment & Software
1,000	Digital River Inc. *	29,740	0.23%

Wholesale - Electronic Parts & Equipment
33,000	Farmstead Telephone Group Inc. *	41,250	0.32%

Wholesale - Metals Service Centers & Offices
8,000	Olympic Steel Inc.	198,800	1.55%

Women's, Misses', and Juniors
20,000	Tarrant Apparel Group *	21,200	0.16%

Total for Common Stock (Cost $8,634,939)		10,491,481	81.56%

Cash and Equivalents
2,203,201	First American Government Obligation Fund Cl A 3.51% ***	2,203,201	17.13%
	(Cost $2,203,201)

	Total Investments Securities	12,694,682	98.69%
	(Cost $10,838,140)

	Other Assets Less Liabilities	168,368	1.31%

	Net Assets	$ 12,863,050	100.00%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2005.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:            2 – 24 – 06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:            2 – 24 – 06

By : /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:            2 – 24 – 06